Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Sales	$ 1,201,665	$ 1,096,224
Cost of sales
Cost of sales, excluding depletion	287,947	266,763
Depletion	254,793	243,889
Total cost of sales	542,740	510,652
Gross margin	658,925	585,572
General and administrative expenses	60,985	65,698
Reversal of impairment of mineral stream interests	(156,717)	0
Earnings from operations	754,657	519,874
Other (income) expense	(5,776)	(2,170)
Earnings before finance costs and income taxes	760,433	522,044
Finance costs	5,817	16,715
Earnings before income taxes	754,616	505,329
Income tax recovery	269	2,475
Net earnings	$ 754,885	$ 507,804
Basic earnings per share	$ 1.677	$ 1.132
Diluted earnings per share	$ 1.673	$ 1.128
Weighted average number of shares outstanding
Basic	450,138,000	448,694,000
Diluted	451,170,000	450,070,000